Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Subsequent Event [Line Items]
Subsequent Events
9. SUBSEQUENT EVENTS

Effective January 1, 2026, the Northwest Natural Gas Company Retirement K Savings Plan was renamed to Northwest Natural Retirement K Savings Plan.

Effective January 1, 2026, NW Natural Water Company, LLC (NWN Water) was added as an adopting affiliate of the Plan. Eligible employees of NWN Water and its subsidiaries, to the extent such subsidiaries have W-2 employees may participate in the Plan, beginning in 2026.

The Plan has evaluated subsequent events after the statement of net assets available for plan benefits date through June 25, 2026, the date the financial statements were issued, and there were no other subsequent events requiring adjustments to or disclosure in the financial statements.